SIGNIFICANT ACCOUNTING POLICIES - Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected in the Balance Sheet are Reconciled (Details) - USD ($)		3 Months Ended			6 Months Ended	11 Months Ended
	Jun. 16, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Schedule Of Class AOrdinary Shares Subject To Possible Redemption Reflected In The Balance Sheet Are Reconciled Abstract
Gross proceeds from Initial Public Offering	$ 201,250,000					$ 201,250,000
Proceeds allocated to Public Rights						(4,361,306)
Offering costs allocated to Class A Ordinary Shares subject to possible redemption						(13,262,661)
Accretion of Class A Ordinary Shares subject to possible redemption						22,016,067
Class A Ordinary Shares subject to possible redemption		$ 209,286,528			$ 209,286,528	$ 205,642,100
Accretion of Class A Ordinary Shares subject to possible redemption		$ 1,836,231	$ 1,808,197	$ 17,945,104	$ 3,644,428